FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 20.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 0.9%
Federal Home Loan Bank	2.125%	03/10/23	$350,000	$365,066
Federal Home Loan Bank	3.250%	03/08/24	535,000	587,177
				952,243
Small Business Administration - 0.1%
SBA, Series 2009-20A-1	5.720%	01/01/29	52,558	58,075

Tennessee Valley Authority - 1.4%
Tennessee Valley Authority	7.125%	05/01/30	925,000	1,413,777

U.S. Treasury Bonds - 9.1%
U.S. Treasury Bonds	2.875%	07/31/25	2,062,000	2,304,688
U.S. Treasury Bonds	5.250%	11/15/28	1,212,000	1,642,781
U.S. Treasury Bonds	5.250%	02/15/29	1,005,000	1,371,432
U.S. Treasury Bonds	3.000%	05/15/42	1,500,000	1,956,621
U.S. Treasury Bonds	2.500%	02/15/45	1,595,000	1,928,143
				9,203,665
U.S. Treasury Notes - 9.4%
U.S. Treasury Notes	2.250%	11/15/25	629,000	687,133
U.S. Treasury Notes	1.625%	02/15/26	2,063,000	2,194,113
U.S. Treasury Notes	2.750%	02/15/28	1,000,000	1,150,391
U.S. Treasury Notes	2.875%	05/15/28	2,005,000	2,330,969
U.S. Treasury Notes	2.375%	05/15/29	1,860,000	2,110,374
U.S. Treasury Notes	1.625%	08/15/29	1,000,000	1,074,297
				9,547,277

Total U.S. Government & Agencies (Cost $19,465,228)				$21,175,037

MUNICIPAL BONDS - 0.8%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Revenue Bond, Series 2017-B	2.500%	09/02/21	$175,000	$177,529
California State Health Facilities Financing Authority, Revenue Bond	2.704%	06/01/30	260,000	277,924
California State Housing Finance Agency, Revenue Bond	3.650%	08/01/25	340,000	368,533
Total Municipal Bonds (Cost $775,573)				$823,986

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 4.0%	Coupon	Maturity	Par Value	Value
Centex Home Equity Loan Trust, Series 2004-D-AF6 (a)	5.170%	09/25/34	$255	$256
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (b)	1.350%	11/25/34	255,861	251,306
Countrywide Asset-Backed Certificates, Series 2005-1-AF5	5.497%	07/25/35	114,671	117,330
DB Master Finance, LLC, 144A, Series 2019-1A-A2I (b)	3.787%	05/20/49	889,738	913,298
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1A-A2II	4.474%	10/25/45	823,450	871,976
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	754,600	725,103
Jack in the Box Funding, LLC, 144A, Series 2019-1A-A2I	3.982%	08/25/49	521,063	533,594
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (1MO LIBOR + 56) (b)	0.710%	10/25/34	541,147	516,161
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)(b)	4.720%	08/25/35	107,007	108,478
Total Asset-Backed Securities (Cost $3,928,770)				$4,037,502

COLLATERALIZED MORTGAGE OBLIGATIONS - 31.6%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 6.5%
FHLMC, Series 2515-UP	5.500%	10/15/22	$17,846	$18,438
FHLMC, Series 3827-HA	3.500%	11/15/25	158,197	167,412
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	543,445
FHLMC, Series 4833-VA	4.000%	11/15/29	285,372	286,422
FHLMC, Series 2569-LD	5.500%	02/15/33	58,987	67,426
FHLMC, Series 3793-UA	4.000%	06/15/33	62,295	68,551
FHLMC, Pool #FG C91859	3.500%	12/01/35	491,224	530,104
FHLMC, Series 3919-BG	3.000%	08/15/39	51,043	51,270
FHLMC, Series 3622-WA	5.500%	09/15/39	371,267	418,273
FHLMC, Series 3843-JA	4.000%	04/15/40	40,615	42,509
FHLMC, Series 4088-PA	3.000%	12/15/40	314,822	325,379
FHLMC, Series 3940-PD	2.500%	02/15/41	408,766	425,764
FHLMC, Series 4017-MA	3.000%	03/15/41	24,592	24,886
FHLMC, Series 4226-AN	4.000%	04/15/41	181,128	188,097
FHLMC, Series 4077-AP	4.000%	01/15/42	85,898	91,333
FHLMC, Series 4673-KA	3.500%	08/15/42	115,365	117,089
FHLMC, Series 4183-PA	3.500%	01/15/43	107,299	111,719
FHLMC, Series 4566-CA	3.000%	01/15/43	613,069	629,560

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 31.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 6.5% (Continued)
FHLMC, Series 4772-CA	4.000%	01/15/43	$115,094	$116,010
FHLMC, Series 4886-LA	4.000%	03/15/43	208,346	209,683
FHLMC, Series 4769-L	4.000%	06/15/44	139,286	141,864
FHLMC, Series 4753-JA	3.000%	12/15/47	550,744	572,184
FHLMC, Series 4760-A	3.000%	02/15/48	1,283,357	1,386,101
				6,533,519
Federal National Mortgage Association - 3.6%
FNMA, Series 2005-80-BA	5.000%	04/25/29	37,555	42,166
FNMA, Series 2009-96	4.000%	11/25/29	184,420	198,835
FNMA, Pool #MA1201	3.500%	10/01/32	184,902	199,419
FNMA, Pool #MA0584	4.500%	10/01/40	29,433	31,357
FNMA, Series 2013-13-MA	4.000%	01/25/43	408,082	448,186
FNMA, Series 2016-49-LA	3.500%	01/25/43	494,604	512,043
FNMA, Series 2014-80-KA	2.000%	03/25/44	73,582	74,556
FNMA, Series 2016-24-HA	3.000%	04/25/44	399,588	405,664
FNMA, Series 2017-22-EC	3.000%	06/25/44	861,877	888,636
FNMA, Series 2016-89-CG	3.000%	04/25/46	234,600	248,673
FNMA, Series 2018-45	3.000%	06/25/48	590,925	623,070
				3,672,605
Government National Mortgage Association - 9.0%
GNMA, Series 2020-078-CB	5.000%	09/20/34	823,056	866,077
GNMA, Series 2009-104	4.500%	08/16/39	75,561	78,911
GNMA, Series 2011-138	4.000%	06/20/41	14,418	14,830
GNMA, Series 2015-185-P	2.750%	11/20/42	156,767	160,312
GNMA, Series 2019-43-LA	4.000%	01/20/47	126,679	128,287
GNMA, Series 2017-84-JD	3.000%	05/20/47	220,634	231,308
GNMA, Series 2018-6-JA	2.750%	01/20/48	306,069	322,728
GNMA, Series 2019-099-JC	3.000%	08/20/49	370,159	383,236
GNMA, Series 2019-152-HA	3.500%	08/20/49	916,784	938,737
GNMA, Series 2020-5	3.500%	12/20/49	1,687,327	1,762,455
GNMA, Series 2020-133-A	5.935%	05/01/50	908,232	1,052,262
GNMA, Series 2020-084-WA	3.500%	06/20/50	855,180	890,524
GNMA, Series 2020-095-NB	4.500%	07/20/50	521,700	544,527
GNMA, Series 2020-133	3.500%	09/20/50	1,639,315	1,706,420
				9,080,614
Non-Agency - 12.5%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (b)	5.000%	12/25/33	162,691	167,947
Bank of America Funding Corporation, Series 2003-J-2A1 (b)	2.607%	11/25/33	427,440	410,767
Bank of America Funding Corporation, Series 2004-A-3A1 (b)	4.021%	02/25/34	118,800	119,241

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 31.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 12.5% (Continued)
Bank of America Funding Corporation, Series 2005-E 4A1 (b)	3.111%	03/20/35	$6,609	$6,740
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (b)	2.998%	01/25/34	275,492	281,314
Countrywide Home Loans, Inc., Series 2003-49-A9 (b)	2.700%	12/19/33	54,260	54,575
Credit Suisse First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (b)	2.521%	11/25/32	49,503	50,345
Credit Suisse First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	35,685	36,435
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8 (b)	2.992%	09/25/34	68,818	68,831
HarborView Mortgage Loan Trust, Series 2003-1-A (b)	3.038%	05/19/33	80,496	82,342
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (b)	0.707%	06/19/34	109,720	111,540
Impac CMB Trust, Series 2004-10-4A (1MO LIBOR + 94) (b)	1.090%	03/25/35	77,333	74,977
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (b)	0.750%	05/25/35	387,390	373,593
Impac CMB Trust, 144A, Series 2007-A-A (1MO LIBOR + 50) (b)	0.650%	05/25/37	495,228	488,986
Impac CMB Trust, 144A, Series 2007-A-M1 (1MO LIBOR + 80) (b)	0.950%	05/25/37	492,578	483,062
Impac Secured Assets Corporation, Series 2003-3-A1 (b)	5.053%	08/25/33	43,717	45,291
Impac Secured Assets Corporation, Series 2006-1-2A1 (3MO LIBOR + 35) (b)	0.500%	05/25/36	363,874	351,993
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (b)	0.670%	01/25/36	123,024	124,534
JPMorgan Mortgage Trust, Series 2003-A1 (b)	2.380%	10/25/33	176,550	179,553
JPMorgan Mortgage Trust, Series 2004-A1 (b)	2.281%	02/25/34	137,600	137,697

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 31.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 12.5% (Continued)
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (b)	2.728%	06/25/34	$126,083	$123,268
JPMorgan Mortgage Trust, Series 2004-A4-2A2 (b)	3.037%	09/25/34	738,365	748,894
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (b)	2.711%	12/25/34	46,205	48,686
JPMorgan Mortgage Trust, 144A, Series 2013-3-A3 (b)	3.379%	07/25/43	140,031	145,237
JPMorgan Mortgage Trust, 144A, Series 2017-2-A3 (b)	3.500%	05/25/47	238,628	245,228
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (b)	3.500%	05/25/47	612,900	619,197
JPMorgan Mortgage Trust, 144A, Series 2017-4-A-6	3.000%	11/25/48	308,571	309,171
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (b)	2.198%	09/25/33	59,770	58,411
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	66,033	68,629
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (b)	3.557%	05/25/34	133,366	133,005
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (b)	3.072%	12/25/34	312,441	325,555
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (b)	3.750%	12/25/52	67,430	69,721
New Residential Mortgage Loan Trust, 144A, Series 2015-2A-A2	3.750%	08/25/55	368,863	391,812
New Residential Mortgage Loan Trust, 144A, Series 2017-3-A-1	4.000%	04/25/57	419,430	445,916
Opteum Mortgage Acceptance Corporation, Series 2005-5 (b)	5.850%	12/25/35	124,687	126,751
Pearl Street Mortgage Company Trust, 144A, Series 2018-2 (b)	3.500%	06/25/48	100,715	100,913
Sequoia Mortgage Trust, Series 2003-8-A1 (1MO LIBOR + 64) (b)	0.791%	01/20/34	479,745	478,393
Sequoia Mortgage Trust, Series 2004-6-A2 (1MO LIBOR + 56) (b)	0.711%	07/20/34	195,437	193,567
Sequoia Mortgage Trust, Series 2012-3-A21 (b)	3.000%	07/25/42	64,743	66,632
Sequoia Mortgage Trust, Series 2012-4-A2 (b)	3.000%	09/25/42	52,568	53,586
Sequoia Mortgage Trust, 144A, Series 2013-5-A-1	2.500%	05/25/43	443,364	448,343

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 31.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 12.5% (Continued)
Sequoia Mortgage Trust, Series 2013-6-A2	3.000%	05/25/43	$538,030	$565,047
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (b)	3.136%	02/25/34	154,173	152,611
Structured Asset Mortgage Investments II Trust, Series 2004-AR6 (1MO LIBOR + 70) (b)	0.849%	02/19/35	693,519	675,098
Structured Asset Mortgage Investments, Inc., Series 2003-AR4 (1MO LIBOR + 70) (b)	0.847%	01/19/34	45,067	44,172
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (1MO LIBOR + 70) (b)	0.849%	12/19/34	106,085	108,438
Structured Asset Securities Corporation, Series 1998-11-2B1 (b)	3.351%	01/25/32	10,308	10,417
Structured Asset Securities Corporation, Series 1998-11-2B2 (b)	3.351%	01/26/32	26,799	27,112
Structured Asset Securities Corporation, Series 2003-9A (b)	2.546%	03/25/33	140,402	145,682
Structured Asset Securities Corporation, Series 2003-34A-5A4 (b)	2.449%	11/25/33	197,231	197,916
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	72,961	76,897
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7 (b)	2.713%	08/25/33	667,305	660,303
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (b)	2.894%	08/25/33	294,142	301,656
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (b)	1.779%	02/27/34	185,763	186,217
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13 (1MO LIBOR + 78) (b)	1.710%	10/25/45	284,239	290,945
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1	6.250%	08/25/32	392,017	410,250
				12,703,439

Total Collateralized Mortgage Obligations (Cost $31,429,906)				$31,990,177

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.9%	Coupon	Maturity	Par Value	Value
Communications - 3.3%
AT&T, Inc.	4.250%	03/01/27	$678,000	$795,549
CBS Corporation	7.875%	07/30/30	610,000	890,986
Sprint Spectrum Company, LLC, 144A	5.152%	03/20/28	682,000	790,663
T-Mobile USA, Inc., 144A	2.050%	02/15/28	796,000	817,858
				3,295,056
Consumer Discretionary - 3.4%
AutoZone, Inc.	3.750%	06/01/27	677,000	777,268
eBay, Inc.	3.600%	06/05/27	350,000	395,771
Ford Motor Credit Company	5.875%	08/02/21	450,000	460,683
Lennar Corporation	4.750%	11/29/27	581,000	689,211
Lowe's Companies, Inc.	3.100%	05/03/27	278,000	311,280
McDonald's Corporation, Series MTN	3.500%	07/01/27	690,000	789,518
				3,423,731
Consumer Staples - 2.3%
Bunge Ltd. Finance Corporation	1.630%	08/17/25	760,000	775,882
Clorox Company	1.800%	05/15/30	765,000	787,489
Dollar Tree, Inc.	4.200%	05/15/28	666,000	790,347
				2,353,718
Energy - 2.9%
Enbridge, Inc.	3.125%	11/15/29	750,000	813,162
Grey Oak Pipeline, LLC, 144A	3.450%	10/15/27	770,000	792,197
Magellan Midstream Partners, L.P.	5.000%	03/01/26	675,000	801,406
Newfield Exploration Company	5.375%	01/01/26	485,000	508,139
				2,914,904
Financials - 11.6%
Ares Capital Corporation	3.875%	01/15/26	769,000	807,988
Athene Global Funding, 144A	2.550%	06/29/25	766,000	803,306
Aviation Capital Group, LLC, 144A	3.875%	05/01/23	875,000	894,414
Bank of America Corporation	3.419%	12/20/28	685,000	771,367
BGC Partners, Inc.	3.750%	10/01/24	685,000	702,268
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	675,000	684,280
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	615,000	658,089
Fidelity National Financial, Inc.	3.400%	06/15/30	759,000	836,873
Goldman Sachs BDC, Inc	2.875%	01/15/26	825,000	832,351
Goldman Sachs Group	3.800%	03/15/30	705,000	825,814
Icahn Enterprises, L.P.	6.375%	12/15/25	400,000	411,000
International Lease Finance Corporation	5.875%	08/15/22	746,000	803,268
Legg Mason, Inc.	4.750%	03/15/26	665,000	790,841
Morgan Stanley	4.000%	07/23/25	655,000	748,989
Raymond James Financial, Inc.	3.625%	09/15/26	350,000	401,164
SVB Financial Group	3.500%	01/29/25	730,000	788,425
				11,760,437

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.9% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 3.0%
Boston Scientific Corporation	3.750%	03/01/26	$641,000	$727,789
Bristol-Myers Squibb Company	3.900%	02/20/28	600,000	711,310
HCA Healthcare, Inc.	5.250%	06/15/26	650,000	767,147
Mylan, Inc.	4.550%	04/15/28	664,000	787,790
				2,994,036
Industrials - 2.7%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	436,800	418,393
Air Canada Pass-Through Certificates, 144A, Series 2013-1A	4.125%	11/15/26	546,235	516,307
American Airlines Group Pass-Through Certificates, Series 2019-1AA	3.150%	08/15/33	654,427	611,889
Roper Technologies, Inc.	2.950%	09/15/29	720,000	794,839
United Airlines, Inc., Series 2016-1B	3.650%	07/07/27	499,034	425,555
				2,766,983
Materials - 1.1%
Martin Marietta Materials, Inc.	3.500%	12/15/27	305,000	344,630
Packaging Corporation of America	3.400%	12/15/27	704,000	786,530
				1,131,160
Real Estate - 3.2%
American Campus Communities, Inc.	3.300%	07/15/26	739,000	800,035
Crown Castle International Corporation	4.000%	03/01/27	695,000	793,686
Equinix, Inc.	5.375%	05/15/27	777,000	846,693
SBA Tower Trust, 144A, Series 2019-1-1C	2.836%	01/15/50	800,000	837,712
SBA Tower Trust, 144A, Series 2020-1-2-2C	2.328%	07/15/52	10,000	10,101
				3,288,227
Technology - 5.4%
Apple, Inc.	1.650%	05/11/30	758,000	784,001
Applied Materials, Inc.	1.750%	06/01/30	737,000	767,359
Autodesk, Inc.	4.375%	06/15/25	641,000	728,195
CA, Inc.	4.500%	08/15/23	765,000	813,362
Hewlett Packard Enterprise Company	6.200%	10/15/35	615,000	787,832
NVIDIA Corporation	2.850%	04/01/30	698,000	782,159
PayPal Holdings, Inc.	2.850%	10/01/29	710,000	789,192
				5,452,100
Utilities - 1.0%
Elwood Energy, LLC	8.159%	07/05/26	50,368	53,390
NSG Holdings, LLC, 144A	7.750%	12/15/25	460,657	488,296

FIRST WESTERN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.9% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 1.0% (Continued)
Oncor Electric Delivery Company	7.000%	09/01/22	$457,000	$509,267
				1,050,953

Total Corporate Bonds (Cost $38,361,045)				$40,431,305

MONEY MARKET FUNDS - 2.4%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (c) (Cost $2,446,625)	2,446,625	$2,446,625

Total Investments at Value - 99.6% (Cost $96,407,147)		$100,904,632

Other Assets in Excess of Liabilities - 0.4%		380,211

Net Assets - 100.0%		$101,284,843

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $14,503,173 as of November 30, 2020, representing 14.3% of net assets.
COF 11 -	Cost of funds for the 11th District of San Francisco.
LIBOR -	London Interbank Offered Rate.

(a)	Step Coupon. Rate shown is the coupon in effect as of November 30, 2020.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	The rate shown is the 7-day effective yield as of November 30, 2020.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 6.4%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 0.6%
Federal Home Loan Bank	1.700%	01/13/23	$825,000	$826,414

Small Business Administration - 0.1%
SBA, Series 2002-20K	5.080%	11/01/22	20,261	20,911
SBA, Series 2007-20K-1	5.510%	11/01/27	47,992	52,966
				73,877
U.S. Treasury Notes - 5.7%
U.S. Treasury Notes	3.625%	02/15/21	709,000	714,084
U.S. Treasury Notes	1.875%	07/31/22	1,565,000	1,609,933
U.S. Treasury Notes	2.500%	03/31/23	2,127,000	2,242,656
U.S. Treasury Notes	2.750%	07/31/23	1,100,000	1,175,410
U.S. Treasury Notes	2.875%	10/31/23	1,500,000	1,617,363
				7,359,446

Total U.S. Government & Agencies (Cost $8,124,812)				$8,259,737

MUNICIPAL BONDS - 2.0%	Coupon	Maturity	Par Value	Value
California State Municipal Finance Authority Education, Revenue Bond, Series A	5.000%	10/01/29	$1,515,000	$1,641,381
Central Plains Energy Project, Nebraska Gas Project, Revenue Bond, Series 2017-B	4.500%	09/01/25	800,000	889,512
Total Municipal Bonds (Cost $2,500,984)				$2,530,893

ASSET-BACKED SECURITIES - 9.4%	Coupon	Maturity	Par Value	Value
Accredited Mortgage Loan Trust, Series 2004-3 2A2 (1MO LIBOR + 120) (a)	1.350%	10/25/34	$145,675	$146,610
ACE Securities Corporation, Series 2003-NC1 (1MO LIBOR + 84) (a)	0.990%	07/25/33	234,621	212,388
AmeriCredit Auto Receivables Trust, Series 2018-2-A3	3.150%	03/20/23	206,541	208,586
Argent Securities, Inc., Series 2004-W10-A2 (1MO LIBOR + 78) (a)	0.930%	10/25/34	464,637	456,603
Carvana Auto Receivables Trust, 144A, Series 2019-2A-A3	2.580%	03/15/23	540,561	543,015

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 9.4% (Continued)	Coupon	Maturity	Par Value	Value
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	$115	$115
Chesapeake Funding II, LLC, 144A, Series 2017-3A-A1	1.910%	08/15/29	75,035	75,188
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	1.350%	11/25/34	261,234	256,584
Countrywide Home Loans, Inc., Series 2004-6-2A5 (1MO LIBOR + 78) (a)	0.930%	11/25/34	996,372	952,543
CPS Auto Trust, 144A, Series 2017-D	3.010%	10/17/22	235,744	236,380
CPS Auto Trust, 144A, Series 2018-D	4.340%	09/16/24	1,500,000	1,555,295
DB Master Finance, LLC, 144A, Series 2019-1A-A2I (a)	3.787%	05/20/49	1,356,825	1,392,754
Domino's Pizza Master Issuer, LLC, 144A, Series 2015-1A	4.474%	10/25/45	815,500	863,558
First Investors Auto Owner Trust, 144A, Series 2017-2A-B	2.650%	11/15/22	89,805	89,896
Flagship Credit Auto Trust, 144A, Series 2016-3-C	2.720%	07/15/22	33,339	33,369
Honda Auto Receivables Owner Trust, Series 2017-4-A4	2.210%	03/21/24	335,000	337,302
Hyundai Auto Receivables Trust, Series 2016-B-C	2.190%	11/15/22	260,000	260,934
Jack in the Box Funding, LLC, 144A, Series 2019-1A-A2I	3.982%	08/25/49	545,875	559,003
Morgan Stanley Capital, Inc., Series 2004-SD2-A (1MO LIBOR + 90) (a)	1.050%	04/25/34	12,834	12,806
Mortgage IT Trust, Series 2005-5 (a)	0.670%	12/25/35	864,193	862,327
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)(b)	4.720%	08/25/35	234,344	237,566
SASCO Mortgage Loan Trust, Series 2004-GEL3 (1MO LIBOR + 96) (a)	1.110%	08/25/34	44,116	44,043
Soundview Home Equity Loan Trust, Series 2003-2-A2 (1MO LIBOR + 130) (a)	1.450%	11/25/33	537,790	535,948
Structured Asset Investment Loan Trust, Series 2004-8 (1MO LIBOR +100) (a)	1.150%	09/25/34	1,064,322	1,055,438

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 9.4% (Continued)	Coupon	Maturity	Par Value	Value
Verizon Owner Trust, Series 2018-A-A-A1 (a)	3.230%	04/20/23	$1,121,067	$1,135,476
Verizon Owner Trust, Series 2019-A-A-A1	2.930%	09/20/23	56,000	57,202
Total Asset-Backed Securities (Cost $12,095,101)				$12,120,929

COLLATERALIZED MORTGAGE OBLIGATIONS - 35.6%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 9.9%
FHLMC, Pool #J1-2630	4.000%	07/01/25	$610,075	$647,598
FHLMC, Series 3970-HA	3.000%	02/15/26	67,422	67,781
FHLMC, Series 4674-VB	3.500%	07/15/28	1,865,579	1,920,760
FHLMC, Series 2580-PY	4.000%	03/15/33	66,359	72,057
FHLMC, Series 3664-DA	4.000%	11/15/37	665,158	704,120
FHLMC, Series 3687-CB	2.500%	11/15/38	168,286	169,932
FHLMC, Series 4103-BG	2.500%	12/15/38	75,637	75,841
FHLMC, Series 4348-ME	2.500%	06/15/39	176,068	179,155
FHLMC, Series 3597-LH	4.500%	07/15/39	406,297	433,944
FHLMC, Series 4302-DA	3.000%	07/15/39	544,136	548,858
FHLMC, Series 3919-BG	3.000%	08/15/39	139,837	140,457
FHLMC, Series 4219-JA	3.500%	08/15/39	77,997	79,516
FHLMC, Series 4444-CD	3.000%	08/15/39	343,599	346,604
FHLMC, Series 4444-CH	3.000%	01/15/41	1,987,945	2,021,836
FHLMC, Series 4691-LE	3.000%	01/15/41	27,093	27,142
FHLMC, Series 4636-EA	3.000%	03/15/41	985,180	996,162
FHLMC, Series 4417-HD	2.250%	11/15/41	554,677	560,816
FHLMC, Series 4312-GA	2.500%	12/15/41	182,963	188,795
FHLMC, Series 4764-BA	4.000%	06/15/42	447,177	450,523
FHLMC, Series 4680-KG	3.000%	09/15/42	364,047	368,784
FHLMC, Series 4886-LA	4.000%	03/15/43	267,874	269,592
FHLMC, Series 4957-TC	3.000%	03/25/43	934,699	957,093
FHLMC, Series 4800-UA	3.500%	12/15/44	427,498	430,463
FHLMC, Series 4938-BL	2.250%	07/25/49	1,105,283	1,143,169
				12,800,998
Federal National Mortgage Association - 7.0%
FNMA, Series 2003-48-TC	5.000%	06/25/23	34,272	35,608
FNMA, Series 2010-112-C	4.000%	10/25/25	272,901	284,243
FNMA, Series 2012-111-VA	3.500%	10/25/25	1,168,715	1,227,374
FNMA, Pool #AL0300	4.500%	06/01/26	233,031	248,948
FNMA, Series 2012-41-BA	2.500%	04/25/27	680,503	708,732
FNMA, Pool #AL4309	4.000%	10/01/28	416,107	446,228
FNMA, Series 2005-80-BA	5.000%	04/25/29	131,444	147,580

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 35.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 7.0% (Continued)
FNMA, Series 2005-109PC	6.000%	12/25/35	$105,528	$118,632
FNMA, Series 2013-53-CL	3.000%	06/25/37	61,873	62,013
FNMA, Series 2013-62-QA	3.000%	06/25/37	889,670	897,131
FNMA, Series 2008-17-PA	4.500%	10/25/37	303,227	323,088
FNMA, Series 2014-91-PB	3.000%	02/25/38	45,460	45,500
FNMA, Series 2008-49-PA	5.000%	04/25/38	188,071	208,267
FNMA, Series 2010-152	3.000%	05/25/39	500,372	511,843
FNMA, Series 2011-15-W (a)	3.656%	06/25/39	91,461	93,361
FNMA, Series 2013-83-A	3.500%	09/25/39	340,184	344,873
FNMA, Series 2009-94-DA	4.500%	10/25/39	478,759	514,471
FNMA, Series 2010-135EA	3.000%	01/25/40	186,729	190,651
FNMA, Series 2010-109-N	3.000%	10/25/40	329,012	352,736
FNMA, Series 2017-17-CA	3.000%	12/25/40	102,204	102,617
FNMA, Series 2012-102	4.500%	03/25/41	91,786	95,663
FNMA, Series 2015-55-QA	3.500%	10/25/42	186,968	189,943
FNMA, Series 1012-136	2.500%	11/25/42	614,301	627,132
FNMA, Series 2014-80-KA	2.000%	03/25/44	173,135	175,427
FNMA, Series 2016-72-AP	4.000%	07/25/44	461,663	476,713
FNMA, Series 2014-29-GK	3.000%	10/25/45	644,956	647,620
				9,076,394
Government National Mortgage Association - 5.8%
GNMA, Pool #GN615735	5.000%	07/15/23	43,919	48,725
GNMA, Series 2010-90-LJ	3.000%	10/16/37	27,795	27,854
GNMA, Series 2010-115HW	3.500%	05/20/39	10,514	10,542
GNMA, Series 2011-26-PA	4.000%	07/20/40	321,983	337,754
GNMA, Series 2012-10-LD	3.000%	07/20/40	577,570	595,689
GNMA, Series 2011-138-PJ	2.500%	06/20/41	153,799	156,376
GNMA, Series 2015-18-PA	3.000%	04/20/43	210,045	213,734
GNMA, Series 2014-184	3.000%	12/20/43	148,406	150,936
GNMA, Series 2018-131-PG	3.000%	09/20/48	422,551	443,978
GNMA, Series 2019-024-PE	3.250%	02/20/49	1,151,352	1,178,833
GNMA, Series 2019-065-EB	3.000%	05/20/49	887,099	907,007
GNMA, Series 2019-152-HA	3.500%	08/20/49	1,171,191	1,199,237
GNMA, Series 2020-095-NB	4.500%	07/20/50	1,462,709	1,526,710
GNMA, Series 2018-118-A (a)	2.900%	08/16/60	678,774	694,385
				7,491,760
Non-Agency - 12.9%
Adjustable Rate Mortgage Trust, Series 2004-5-4A1 (a)	3.759%	04/25/35	934,520	945,182
American General Mortgage Loan Trust, 144A, Series 2006-1 A5 (a)	5.750%	12/25/35	11,028	11,538
American Home Mortgage, Series 2004-3 (a)	1.765%	10/25/34	1,930,448	1,955,250

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 35.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 12.9% (Continued)
American Home Mortgage Investment Trust, Series 2004-3 6A1 (b)	4.820%	10/25/34	$56,375	$57,091
Bank of America Funding Corporation, Series 2005-E 4A1 (a)	3.111%	03/20/35	27,708	28,257
Bunker Hill Loan Depositary Trust, 144A, Series 2019-1-A1 (a)	3.613%	10/26/48	606,085	631,145
Citigroup Mortgage Loan Trust, Inc., Series 2005-6 A1 (H15T1Y + 2.10) (a)	2.220%	09/25/35	186,120	195,530
Countrywide Home Loans, Inc., Series 2003-15	5.000%	12/25/20	19,201	18,166
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1 (c)	0.000%	12/25/20	12,056	2
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2 (a)	3.586%	03/25/34	253,417	264,046
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8 (a)	2.992%	09/25/34	120,850	120,872
Goldman Sachs Mortgage Loan Trust, Series 2003-13 (a)	2.787%	10/25/33	60,784	62,791
Goldman Sachs Mortgage Loan Trust, Series 2004-10F (a)	5.500%	09/25/34	39,969	41,304
Goldman Sachs Mortgage Loan Trust, Series 2005-5F (1MO LIBOR + 50) (a)	0.650%	06/25/35	72,926	68,151
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	315,535	326,449
GSR Mortgage Loan Trust, Series 2005-AR6 1 (a)	3.685%	09/25/35	27,293	27,726
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	0.707%	06/19/34	62,697	63,737
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	0.750%	05/25/35	231,970	223,708
Impac CMB Trust, 144A, Series 2007-A-A (1MO LIBOR + 50) (a)	0.650%	05/25/37	228,574	225,693
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	0.670%	01/25/36	427,337	432,580
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	2.475%	10/25/33	121,766	120,241
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (a)	3.500%	05/25/47	980,639	990,716

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 35.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 12.9% (Continued)
JPMorgan Mortgage Trust, 144A, Series 2017-3-1-A-5	3.500%	08/25/47	$844,856	$846,626
JPMorgan Mortgage Trust, 144A, Series 2017-4-A-6	3.000%	11/25/48	505,440	506,421
JPMorgan Mortgage Trust, 144A, Series 2018-8-A3	4.000%	01/25/49	714,817	736,346
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (a)	3.109%	04/21/34	173,514	173,660
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	2.979%	07/25/34	716,840	732,276
Master Seasoned Securitization Trust, Series 2005-1-1A1 (a)	6.227%	09/25/32	575,128	623,223
MASTR Asset Alternative Loans Trust, Series 2003-1 2A1	6.500%	01/25/33	468,116	490,619
MASTR Asset Alternative Loans Trust, Series 2003-8-3A1	5.500%	12/25/33	219,068	223,441
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	73,493	74,722
MASTR Asset Securitization Trust, Series 2003-11 7A	5.250%	12/25/33	495,713	513,896
Merrill Lynch Credit Corporation Mortgage, Series 2003-B-A1 (1MO LIBOR + 68) (a)	0.830%	04/25/28	50,634	49,714
MLCC Mortgage Investors, Inc., Series 2003-E-A2 (6MO LIBOR + 66) (a)	0.974%	10/25/28	596,938	582,649
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	438,298	453,186
PSMC Trust, 144A, Series 2018-2 (a)	3.500%	06/25/48	175,440	175,784
Sequoia Mortgage Trust, Series 2003-5-A1 (a)	0.776%	09/20/33	1,359,282	1,359,595
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	3.000%	09/25/42	48,900	49,848
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12 (a)	2.717%	09/25/34	62,240	62,969
Structured Asset Mortgage Investments, Inc., Series 2004-AR3 1 (1MO LIBOR + 60) (a)	0.749%	07/19/34	1,122,391	1,116,092
Structured Asset Securities Corporation, Series 2002-9-A2 (1MO LIBOR + 60) (a)	0.750%	10/25/27	31,372	31,361

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 35.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency - 12.9% (Continued)
Structured Asset Securities Corporation, Series 2003-34A (1MO LIBOR + 36) (a)	2.890%	11/25/33	$139,673	$139,990
Vendee Mortgage Trust, Series 2010-1-DA	4.250%	02/15/35	81,899	83,107
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7 (a)	2.713%	08/25/33	93,662	92,679
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.894%	08/25/33	129,334	132,638
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	1.779%	02/27/34	33,775	33,858
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	3.083%	07/25/34	19,580	19,441
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (a)	3.083%	07/25/34	471,843	468,507
				16,582,823

Total Collateralized Mortgage Obligations (Cost $45,506,573)				$45,951,975

CORPORATE BONDS - 44.8%	Coupon	Maturity	Par Value	Value
Communications - 2.0%
Interpublic Group of Companies, Inc. (The)	4.000%	03/15/22	$1,210,000	$1,260,253
Sprint Spectrum Company, LLC, 144A	4.738%	03/20/25	1,280,000	1,379,200
				2,639,453
Consumer Discretionary - 3.9%
D.R. Horton, Inc.	5.750%	08/15/23	1,162,000	1,304,033
Ford Motor Credit Company	5.875%	08/02/21	550,000	563,057
International Game Technology, 144A	6.250%	02/15/22	331,000	340,533
Lennar Corporation	4.875%	12/15/23	843,000	931,094
McDonald's Corporation, Series MTN	3.350%	04/01/23	998,000	1,063,689
MDC Holdings, Inc.	5.500%	01/15/24	800,000	870,000
				5,072,406
Consumer Staples - 2.2%
Alimentation Couche-Tard, Inc., 144A	2.700%	07/26/22	825,000	852,673
Campbell Soup Company	8.875%	05/01/21	594,000	613,452
Constellation Brands, Inc.	2.700%	05/09/22	935,000	963,238
Procter & Gamble Company (The)	9.360%	01/01/21	350,084	352,491
				2,781,854
Energy - 2.8%
DCP MidStream, LLC, 144A	4.750%	09/30/21	548,000	555,535
Enbridge, Inc.	4.000%	10/01/23	968,000	1,048,765

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 44.8% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 2.8% (Continued)
Grey Oak Pipeline, LLC, 144A	2.000%	09/15/23	$1,390,000	$1,401,027
Newfield Exploration Company	5.750%	01/30/22	625,000	647,185
				3,652,512
Financials - 16.7%
AerCap Ireland Capital DAC	4.500%	09/15/23	1,150,000	1,231,377
Ally Financial, Inc.	3.875%	05/21/24	1,228,000	1,341,074
Ameriprise Financial, Inc.	3.000%	03/22/22	720,000	744,856
Antares Holdings, L.P., 144A	6.000%	08/15/23	698,000	704,976
Ares Capital Corporation	4.625%	03/01/24	1,315,000	1,376,673
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,148,000	1,245,832
Athene Global Funding, 144A	2.750%	06/25/24	1,400,000	1,468,094
Aviation Capital Group, LLC, 144A	3.875%	05/01/23	1,243,000	1,270,579
BGC Partners, Inc.	5.375%	07/24/23	995,000	1,067,954
BlackRock Capital Investment Corporation	5.000%	06/15/22	912,000	901,262
CIT Group, Inc.	5.000%	08/01/23	600,000	651,000
Discover Financial Services	3.850%	11/21/22	1,040,000	1,107,645
Drawbridge Special Opportunities Fund, L.P., 144A	5.000%	08/01/21	1,390,000	1,409,111
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	435,000	465,477
Fidelity National Financial, Inc.	5.500%	09/01/22	362,000	390,949
First Horizon National Corporation	3.550%	05/26/23	1,245,000	1,314,514
Goldman Sachs Group, Inc.	5.250%	07/27/21	900,000	928,896
Goldman Sachs Group, Inc.	3.200%	02/23/23	250,000	264,691
Icahn Enterprises, L.P.	4.750%	09/15/24	600,000	618,000
Morgan Stanley	4.100%	05/22/23	1,127,000	1,220,335
SLM Corporation	5.125%	04/05/22	595,000	609,875
Wells Fargo & Company (SOFR RATE + 160) (a)	1.654%	06/02/24	1,219,000	1,247,296
				21,580,466
Health Care - 1.8%
Fresenius US Finance II, Inc., 144A	4.500%	01/15/23	1,300,000	1,380,297
Humana, Inc.	2.500%	12/15/20	900,000	900,712
				2,281,009
Industrials - 4.2%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	337,422	323,203
Air Canada Pass-Through Certificates, 144A, Series 2015-1B	3.875%	09/15/24	15,604	13,845
Air Canada Pass-Through Certificates, 144A, Series 2013-1A	4.125%	11/15/26	851,326	804,684
American Airlines Group Pass-Through Certificates, Series 2014-1	4.375%	04/01/24	902,613	660,024

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 44.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 4.2% (Continued)
American Airlines Group Pass-Through Certificates, Series 2013-1A	4.000%	01/15/27	$544,741	$437,276
Continental Airlines Pass-Through Certificates, Series 2000-2A	7.707%	10/02/22	162,672	161,555
Continental Airlines Pass-Through Certificates, Series 2001-1A1	6.703%	12/15/22	61,051	60,014
Ryder Systems, Inc.	2.500%	09/01/22	1,175,000	1,213,848
Southwest Airlines Company	4.750%	05/04/23	1,341,000	1,454,385
US Airways, Inc. Pass-Through Certificates, Series 2001-1G	7.076%	03/20/21	331,498	327,570
				5,456,404
Materials - 1.0%
DuPont de Nemours, Inc.	2.169%	05/01/23	1,214,000	1,234,217

Real Estate - 3.9%
American Campus Communities Operating Partnership, L.P.	3.750%	04/15/23	1,340,000	1,413,796
American Tower Corporation	3.500%	01/31/23	1,125,000	1,196,970
CyrusOne L.P.	2.900%	11/15/24	850,000	904,604
SBA Tower Trust, 144A, Series 2013-1-2	3.722%	04/15/48	74,000	75,972
SBA Tower Trust, 144A, Series 2019-1-1C	2.836%	01/15/50	1,370,000	1,454,926
				5,046,268
Technology - 3.8%
CA, Inc.	4.500%	08/15/23	1,295,000	1,376,867
Dell International, LLC, 144A	5.450%	06/15/23	1,203,000	1,328,071
Hewlett Packard Enterprise Company	4.450%	10/02/23	1,125,000	1,238,243
Infor, Inc., 144A	1.450%	07/15/23	1,000,000	1,015,459
				4,958,640
Utilities - 2.5%
Elwood Energy, LLC	8.159%	07/05/26	75,552	80,085
Georgia Power Company, Series A	2.100%	07/30/23	1,132,000	1,182,236
Pacific Gas and Electric Company	1.750%	06/16/22	1,230,000	1,231,942
Southern Star Central Corporation, 144A	5.125%	07/15/22	665,000	665,948
				3,160,211

Total Corporate Bonds (Cost $56,598,388)				$57,863,440

FIRST WESTERN SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (d) (Cost $1,871,104)	1,871,104	$1,871,104

Total Investments at Value - 99.6% (Cost $126,696,962)		$128,598,078

Other Assets in Excess of Liabilities - 0.4%		476,382

Net Assets - 100.0%		$129,074,460

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $26,835,523 as of November 30, 2020, representing 20.8% of net assets.
COF 11 -	Cost of funds for the 11th District of San Francisco.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
LIBOR -	London Interbank Offered Rate.
SOFR -	Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Step Coupon. Rate shown is the coupon in effect as of November 30, 2020.
(c)	Illiquid security. Total value of illiquid securities held as of November 30, 2020 was $2 representing 0.0% (e) of net assets.
(d)	The rate shown is the 7-day effective yield as of November 30, 2020.
(e)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

ASSET-BACKED SECURITIES - 1.0%	Coupon	Maturity	Par Value	Value
Focus Brands Funding, LLC,
144A, Series 2018-1-A-2 (Cost $411,589)	5.184%	10/30/48	$490,000	$470,846

CORPORATE BONDS - 94.0%	Coupon	Maturity	Par Value	Value
Communications - 10.1%
CB Escrow Corporation, 144A	8.000%	10/15/25	$600,000	$642,420
Clear Channel Worldwide Holdings, Inc.	9.250%	02/15/24	603,000	602,246
CSC Holdings, LLC	5.250%	06/01/24	500,000	541,250
E.W. Scripps Company (The), 144A	5.125%	05/15/25	600,000	601,500
Hughes Satellite Systems Corporation	7.625%	06/15/21	550,000	566,500
ORBCOMM, Inc., 144A	8.000%	04/01/24	586,000	609,440
Sprint Corporation	7.125%	06/15/24	500,000	581,875
Zayo Group, LLC	6.000%	04/01/23	568,000	571,550
				4,716,781
Consumer Discretionary - 15.3%
Arrow Bidco, LLC, 144A	9.500%	03/15/24	600,000	523,500
Caesars Report Collection, LLC, 144A	5.250%	10/15/25	600,000	600,000
Carvana Company, 144A	5.625%	10/01/25	600,000	603,000
Enterprise Development Authority (The), 144A	12.000%	07/15/24	580,000	649,600
Ford Motor Credit Company, LLC	3.664%	09/08/24	585,000	594,506
Golden Nugget, Inc., 144A	6.750%	10/15/24	600,000	586,500
Live Nation Entertainment, Inc., 144A	4.875%	11/01/24	620,000	615,350
New Red Finance, Inc., 144A	5.750%	04/15/25	500,000	533,830
PetSmart, Inc., 144A	8.875%	06/01/25	600,000	604,500
Royal Caribbean Cruises Ltd., 144A	10.875%	06/01/23	300,000	339,375
Royal Caribbean Cruises Ltd., 144A	11.500%	06/01/25	300,000	352,313
Station Casinos, LLC, 144A	5.000%	10/01/25	600,000	604,500
Tesla, Inc., 144A	5.300%	08/15/25	500,000	520,475
				7,127,449
Consumer Staples - 5.4%
Albertsons Companies, LLC	5.750%	03/15/25	404,000	416,676
Avon Products, Inc.	7.000%	03/15/23	525,000	568,160
Chobani, LLC, 144A	7.500%	04/15/25	602,000	629,090
Dole Food Company, Inc., 144A	7.250%	06/15/25	50,000	50,625
Ingles Markets, Inc.	5.750%	06/15/23	252,000	256,032
Kronos Acquisition Holdings, Inc., 144A	9.000%	08/15/23	600,000	612,000
				2,532,583

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.0% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 9.6%
Covey Park Energy, LLC, 144A	7.500%	05/15/25	$600,000	$598,500
Crestwood Midstream Partners, L.P.	6.250%	04/01/23	600,000	602,718
Diamondback Energy, Inc.	5.375%	05/31/25	347,000	361,256
Newfield Exploration Company	5.375%	01/01/26	600,000	628,626
Parsley Energy, LLC, 144A	5.375%	01/15/25	600,000	618,000
Rattler Midstream, L.P., 144A	5.625%	07/15/25	500,000	527,813
Western Midstream Operations, L.P.	4.100%	02/01/25	500,000	498,895
WPX Energy, Inc.	5.250%	09/15/24	600,000	642,000
				4,477,808
Financials - 19.8%
Acrisure, LLC, 144A	8.125%	02/15/24	450,000	472,500
Antares Holdings, L.P., 144A	6.000%	08/15/23	500,000	504,997
Apollo Investment Corporation	5.250%	03/03/25	600,000	584,246
BlackRock Capital Investment Corporation	5.000%	06/15/22	600,000	592,936
Fairstone Financial, Inc., 144A	7.875%	07/15/24	600,000	634,500
Fortress Transportation and Infrastructure Investors, LLC, 144A	6.500%	10/01/25	612,000	624,240
Freedom Mortgage Corporation, 144A	8.125%	11/15/24	600,000	618,000
Icahn Enterprises, L.P.	6.375%	12/15/25	600,000	616,500
Ladder Capital Finance Holdings, LLC, 144A	5.875%	08/01/21	600,000	598,500
MBIA, Inc.	6.400%	08/15/22	611,000	611,000
MBIA, Inc.	7.000%	12/15/25	165,000	162,525
New York Community Bancorp, Inc. (3MO LIBOR + 278) (a)	5.900%	11/06/28	505,000	524,138
Oppenheimer Holdings, Inc., 144A	5.500%	10/01/25	600,000	604,500
Oxford Finance, LLC, 144A	6.375%	12/15/22	600,000	597,000
PRA Group, Inc., 144A	7.375%	09/01/25	500,000	536,725
SLM Corporation	5.125%	04/05/22	326,000	334,150
Starwood Property Trust	5.000%	12/15/21	600,000	609,000
				9,225,457
Health Care - 6.7%
Akumin, Inc., 144A	7.000%	11/01/25	600,000	616,500
Community Health Systems, Inc.	6.875%	02/01/22	525,000	501,375
Global Medical Response, Inc., 144A	6.500%	10/01/25	587,000	604,610
Magellan Health, Inc. (b)	4.900%	09/22/24	500,000	525,000
Providence Service Corporation (The), 144A	5.875%	11/15/25	345,000	366,172
Surgery Center Holdings, Inc., 144A	6.750%	07/01/25	515,000	522,725
				3,136,382

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.0% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 13.7%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	$288,889	$276,715
Air Canada Pass-Through Certificates, 144A, Series 2015-1B	3.875%	09/15/24	56,174	49,841
Air Canada Pass-Through Certificates, 144A, Series 2013-1A	4.125%	11/15/26	626,171	591,864
American Airlines Group Pass-Through Certificates, Series 2011-1A	5.250%	07/31/22	390,657	388,042
American Airlines Group Pass-Through Certificates, Series 2014-1-B	4.375%	04/01/24	862,806	630,915
American Airlines Group Pass-Through Certificates, Series 2013-2-A	4.950%	07/15/24	231,109	209,695
Colfax Corporation, 144A	6.000%	02/15/24	500,000	518,125
Continental Airlines Pass-Through Certificates, Series 2007-1A	5.983%	10/19/23	72,629	72,542
Convanta Holding Corporation	5.875%	07/01/25	490,000	510,212
Delta Air Lines, Inc.	2.600%	12/04/20	520,000	520,000
GW Honos Security Corporation, 144A	8.750%	05/15/25	600,000	613,500
Stena International S.A., 144A	6.125%	02/01/25	600,000	594,000
U.S. Airways Pass-Through Certificates, Series 2013-1B	5.375%	05/15/23	296,537	259,260
Uber Technologies, Inc., 144A	7.500%	05/15/25	600,000	640,500
XPO Logistics, Inc., 144A	6.250%	05/01/25	500,000	535,625
				6,410,836
Materials - 1.7%
Mercer International, Inc.	7.375%	01/15/25	600,000	620,250
U.S. Concrete, Inc.	6.375%	06/01/24	174,000	179,655
				799,905
Real Estate - 6.4%
Diversified Healthcare Trust	6.750%	12/15/21	550,000	563,750
iStar, Inc.	4.250%	08/01/25	545,000	530,013
Kennedy Wilson Holdings, Inc.	5.875%	04/01/24	600,000	608,250
NewMark Group, Inc.	6.125%	11/15/23	600,000	651,091
Park Intermediate Holdings, LLC, 144A	7.500%	06/01/25	600,000	646,500
				2,999,604
Technology - 3.5%
Change Healthcare Holdings, LLC, 144A	5.750%	03/01/25	400,000	406,500
CommScope Technologies, LLC, 144A	6.000%	06/15/25	572,000	586,128
Dell International, LLC, 144A	7.125%	06/15/24	600,000	621,750
				1,614,378
Utilities - 1.8%
Elwood Energy, LLC	8.159%	07/05/26	37,776	40,043

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 94.0% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 1.8% (Continued)
NSG Holdings, LLC, 144A	7.750%	12/15/25	$513,231	$544,025
Southern Star Central Corporation, 144A	5.125%	07/15/22	277,000	277,395
				861,463

Total Corporate Bonds (Cost $42,780,806)				$43,902,646

MONEY MARKET FUNDS - 3.9%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (c) (Cost $1,793,491)	1,793,491	$1,793,491

Total Investments at Value - 98.9% (Cost $44,985,886)		$46,166,983

Other Assets in Excess of Liabilities - 1.1%		529,854

Net Assets - 100.0%		$46,696,837

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $26,096,614 as of November 30, 2020, representing 55.9% of net assets.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Step Coupon. Rate shown is the coupon in effect as of November 30, 2020
(c)	The rate shown is the 7-day effective yield as of November 30, 2020.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

November 30, 2020 (Unaudited)

1. Securities Valuation

The securities of First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by F/m Investments, LLC, d/b/a Oakhurst Capital Advisors (the Funds’ interim investment adviser), under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board.

Investments in registered investment companies, including money market funds, are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are typically classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the Funds’ investments and the inputs used to value the investments as of November 30, 2020:

First Western Fixed Income Fund:	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$-	$21,175,037	$-	$21,175,037
Municipal Bonds	-	823,986	-	823,986
Asset-Backed Securities	-	4,037,502	-	4,037,502
Collateralized Mortgage Obligations	-	31,990,177	-	31,990,177
Corporate Bonds	-	40,431,305	-	40,431,305
Money Market Funds	2,446,625	-	-	2,446,625
Total	$2,446,625	$98,458,007	$-	$100,904,632

First Western Short Duration Bond Fund:	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$-	$8,259,737	$-	$8,259,737
Municipal Bonds	-	2,530,893	-	2,530,893
Asset-Backed Securities	-	12,120,929	-	12,120,929
Collateralized Mortgage Obligations	-	45,951,975	-	45,951,975
Corporate Bonds	-	57,863,440	-	57,863,440
Money Market Funds	1,871,104	-	-	1,871,104
Total	$1,871,104	$126,726,974	$-	$128,598,078

First Western Short Duration High Yield Credit Fund:	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$470,846	$-	$470,846
Corporate Bonds	-	43,902,646	-	43,902,646
Money Market Funds	1,793,491	-	-	1,793,491
Total	$1,793,491	$44,373,492	$-	$46,166,983

The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of November 30, 2020:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Cost of portfolio investments	$96,407,147	$126,696,962	$44,985,886

Gross unrealized appreciation	$4,789,970	$2,165,634	$1,382,957
Gross unrealized depreciation	(292,485)	(264,518)	(201,860)

Net unrealized appreciation	$4,497,485	$1,901,116	$1,181,097

4. Risks Associated with Collateralized Mortgage Obligations

First Western Fixed Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in collateralized mortgage obligations (“CMOs”). This means each Fund will invest at least 25% of its total assets in agency and non-agency CMOs. The Funds’ investments in CMOs are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on CMOs, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a CMO and cause the Funds to reinvest their assets at a lower prevailing interest rate. CMOs are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of CMOs due to the deceleration of prepayments. CMOs may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in CMOs are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in CMOs, the Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in CMOs. As of November 30, 2020, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 31.6% and 35.6%, respectively, of the value of their net assets invested in CMOs.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and may adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” bonds.

6. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of November 30, 2020, First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund had 14.3%, 20.8% and 55.9%, respectively, of the value of their net assets invested in Rule 144A securities

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Schedules of Investments. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the following:

Effective December 18, 2020, the First Western Funds Trust was renamed F/m Funds Trust and the Funds were renamed as follows:

Changed from:	Changed to:
First Western Fixed Income Fund	Oakhurst Fixed Income Fund
First Western Short Duration Bond Fund	Oakhurst Short Duration Bond Fund
First Western High Yield Credit Fund	Oakhurst High Yield Credit Fund

Effective December 29, 2020, Oakhurst Capital Management, LLC became the Funds’ investment adviser and F/m Investments, LLC, d/b/a Oakhurst Capital Advisors, became the sub-adviser.